Employee Benefit Plans and Postretirement Benefits (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Benefits [Member]
Pre-tax amounts recognized in accumulated other comprehensive income (loss)
Unrecognized actuarial losses	$ (988)
Unrecognized prior service (cost) credit	(10)
Total	(998)
Other Postretirement Benefits [Member]
Pre-tax amounts recognized in accumulated other comprehensive income (loss)
Unrecognized actuarial losses	(237)
Unrecognized prior service (cost) credit	34
Total	$ (203)